UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

QUARTERLY REPORT

April 30, 2011

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Bonds – 91.1%
Aerospace – 1.6%
BE Aerospace, Inc., 8.5%, 2018	$2,565,000	$2,859,975
Bombardier, Inc., 7.5%, 2018 (n)	4,875,000	5,405,156
Bombardier, Inc., 7.75%, 2020 (n)	1,440,000	1,603,800
Bombardier, Inc., 7.45%, 2034 (n)	670,000	666,650
CPI International Acquisition, Inc., 8%, 2018 (z)	870,000	874,350
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	2,903,000	2,460,293
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	2,560,000	2,694,400

		$16,564,624

Airlines – 0.1%
Continental Airlines, Inc., 6.748%, 2018	$613,283	$607,150

Apparel Manufacturers – 0.8%
Hanesbrands, Inc., 8%, 2016	$2,520,000	$2,737,350
Hanesbrands, Inc., 6.375%, 2020	1,335,000	1,321,650
Phillips-Van Heusen Corp., 7.375%, 2020	3,840,000	4,156,800

		$8,215,800

Asset-Backed & Securitized – 1.8%
Airlie Ltd., CDO, FRN, 2.209%, 2011 (a)(p)(z)	$2,522,642	$1,160,415
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	3,861,000
Babson Ltd., CLO, “D”, FRN, 1.778%, 2018 (n)	2,385,000	1,860,300
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	2,948,120	1,852,499
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,143,390	22,868
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.574%, 2050 (z)	625,199	12,504
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.774%, 2050 (z)	1,942,962	38,859
Falcon Franchise Loan LLC, FRN, 3.947%, 2025 (i)(z)	10,084,395	794,650
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,887,923
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,430,157	2,418,007
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051	2,285,000	1,779,743
LB Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)	9,637,283	200,754
Merrill Lynch Mortgage Trust, “B”, FRN, 6.02%, 2050	2,285,000	1,435,183
Morgan Stanley Capital I, Inc., 1.39%, 2039 (i)(z)	13,507,729	371,463
Wachovia Bank Commercial Mortgage Trust, FRN, 5.944%, 2047	1,738,692	749,139
Wachovia Credit, CDO, FRN, 1.658%, 2026 (z)	1,320,000	924,000

		$19,369,307

Automotive – 2.9%
Accuride Corp., 9.5%, 2018	$2,640,000	$2,943,600
Allison Transmission, Inc., 11%, 2015 (n)	4,895,000	5,323,313
Allison Transmission, Inc., 7.125%, 2019 (z)	505,000	511,313
Ford Motor Credit Co. LLC, 8%, 2014	1,965,000	2,218,687
Ford Motor Credit Co. LLC, 12%, 2015	13,403,000	17,104,681
Goodyear Tire & Rubber Co., 10.5%, 2016	1,717,000	1,944,503
UCI International, Inc., 8.625%, 2019 (z)	750,000	796,875

		$30,842,972

Basic Industry – 0.3%

Trimas Corp., 9.75%, 2017	$2,715,000	$2,986,500

Broadcasting – 5.1%
Allbritton Communications Co., 8%, 2018	$2,440,000	$2,586,400
Citadel Broadcasting Corp., 7.75%, 2018 (z)	510,000	552,075
Entravision Communications Corp., 8.75%, 2017	780,000	836,550
Gray Television, Inc., 10.5%, 2015	795,000	856,613
Inmarsat Finance PLC, 7.375%, 2017 (n)	3,620,000	3,828,150
Intelsat Bermuda Ltd., 11.25%, 2017	2,585,000	2,820,881
Intelsat Jackson Holdings Ltd., 9.5%, 2016	9,610,000	10,114,525

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Intelsat Jackson Holdings Ltd., 11.25%, 2016	$1,995,000	$2,119,687
Lamar Media Corp., 6.625%, 2015	3,085,000	3,154,412
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	1,239,750
Liberty Media Corp., 8.5%, 2029	2,610,000	2,557,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	4,266,123	4,223,462
Newport Television LLC, 13%, 2017 (n)(p)	1,218,295	1,241,180
Nexstar Broadcasting, Inc., 7%, 2014	1,328,000	1,326,340
Nexstar Broadcasting, Inc., 7%, 2014 (p)	4,046,998	4,041,939
Salem Communications Corp., 9.625%, 2016	455,000	489,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,720,950
Sinclair Broadcast Group, Inc., 8.375%, 2018	510,000	545,700
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,775,000	2,107,812
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,141,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,950,000	2,076,750
Univision Communications, Inc., 12%, 2014 (n)	652,000	702,530
Univision Communications, Inc., 6.875%, 2019 (z)	800,000	803,000
Univision Communications, Inc., 7.875%, 2020 (n)	1,310,000	1,395,150
Young Broadcasting, Inc., 8.75%, 2014 (d)	1,640,000	0

		$54,482,381

Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 7.875%, 2015	$2,170,000	$2,235,100
E*TRADE Financial Corp., 12.5%, 2017	3,335,000	3,981,156
Janus Capital Group, Inc., 6.7%, 2017	3,880,000	4,248,084

		$10,464,340

Building – 1.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$2,125,000	$2,194,063
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,198,875
Building Materials Holding Corp., 6.75%, 2021 (z)	1,235,000	1,251,981
CEMEX Espana S.A., 9.25%, 2020	5,905,000	6,037,863
Masonite International Corp., 8.25%, 2021 (z)	1,215,000	1,241,578
Nortek, Inc., 10%, 2018 (n)	865,000	925,550
Nortek, Inc., 8.5%, 2021 (z)	2,950,000	2,942,625
Owens Corning, 9%, 2019	3,535,000	4,215,555

		$20,008,090

Business Services – 1.4%
First Data Corp., 12.625%, 2021 (z)	$1,315,000	$1,441,569
Interactive Data Corp., 10.25%, 2018 (n)	2,710,000	3,021,650
Iron Mountain, Inc., 6.625%, 2016	3,045,000	3,048,806
SunGard Data Systems, Inc., 10.25%, 2015	4,498,000	4,722,900
SunGard Data Systems, Inc., 7.375%, 2018 (n)	1,255,000	1,295,787
SunGard Data Systems, Inc., 7.625%, 2020 (n)	1,520,000	1,584,600

		$15,115,312

Cable TV – 4.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$745,000	$791,563
Cablevision Systems Corp., 8.625%, 2017	1,955,000	2,189,600
CCH II LLC, 13.5%, 2016	2,925,000	3,528,281
CCO Holdings LLC, 7.875%, 2018	2,885,000	3,126,619
CCO Holdings LLC, 8.125%, 2020	4,070,000	4,527,875
Cequel Communications Holdings, 8.625%, 2017 (z)	990,000	1,061,775
Charter Communications Operating LLC, 10.875%, 2014 (n)	1,840,000	2,056,200
CSC Holdings LLC, 8.5%, 2014	4,275,000	4,782,656
CSC Holdings LLC, 8.5%, 2015	1,365,000	1,489,556

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Insight Communications Co., Inc., 9.375%, 2018 (n)		$2,430,000	$2,715,525
Mediacom LLC, 9.125%, 2019		2,410,000	2,614,850
Telenet Finance Luxembourg, 6.375%, 2020 (z)	EUR	775,000	1,124,933
UPCB Finance III Ltd., 6.625%, 2020 (z)		$4,203,000	4,134,701
Videotron LTEE, 6.875%, 2014		1,860,000	1,885,575
Virgin Media Finance PLC, 9.125%, 2016		4,528,000	4,805,340
Virgin Media Finance PLC, 9.5%, 2016		1,900,000	2,177,875

			$43,012,924

Chemicals – 4.3%
Ashland, Inc., 9.125%, 2017		$3,445,000	$3,983,281
Celanese U.S. Holdings LLC, 6.625%, 2018		3,030,000	3,189,075
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		4,610,000	5,001,850
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		750,000	810,000
Huntsman International LLC, 8.625%, 2021 (n)		3,305,000	3,709,863
Lyondell Chemical Co., 8%, 2017 (n)		1,240,000	1,382,600
Lyondell Chemical Co., 11%, 2018		10,039,137	11,344,225
Momentive Performance Materials, Inc., 12.5%, 2014		3,765,000	4,174,444
Momentive Performance Materials, Inc., 11.5%, 2016		5,405,000	5,864,425
Polypore International, Inc., 7.5%, 2017 (n)		2,715,000	2,876,203
Solutia, Inc., 7.875%, 2020		2,790,000	3,062,025

			$45,397,991

Computer Software – 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)		$1,945,000	$2,086,013

Computer Software - Systems – 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$3,815,000	$4,215,575

Conglomerates – 1.1%
Amsted Industries, Inc., 8.125%, 2018 (n)		$2,775,000	$2,969,250
Griffon Corp., 7.125%, 2018 (z)		3,010,000	3,119,113
Pinafore LLC, 9%, 2018 (n)		4,960,000	5,418,800

			$11,507,163

Consumer Products – 1.3%
ACCO Brands Corp., 10.625%, 2015		$395,000	$445,363
ACCO Brands Corp., 7.625%, 2015		1,275,000	1,306,875
Easton-Bell Sports, Inc., 9.75%, 2016		2,295,000	2,570,400
Elizabeth Arden, Inc., 7.375%, 2021		1,825,000	1,920,813
Jarden Corp., 7.5%, 2017		2,760,000	2,963,550
Libbey Glass, Inc., 10%, 2015		2,043,000	2,231,977
Visant Corp., 10%, 2017		2,485,000	2,683,800

			$14,122,778

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015		$1,425,000	$1,499,812
Realogy Corp., 10.5%, 2014		1,320,000	1,339,800
Realogy Corp., 11.5%, 2017 (z)		1,055,000	1,099,837
Service Corp. International, 6.75%, 2015		1,430,000	1,537,250
Service Corp. International, 7%, 2017		6,380,000	6,938,250
Service Corp. International, 7%, 2019		115,000	122,187

			$12,537,136

Containers – 2.0%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		$3,150,000	$3,287,813
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018		510,000	557,175
Greif, Inc., 6.75%, 2017		3,415,000	3,619,900

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Greif, Inc., 7.75%, 2019	$540,000	$592,650
Owens-Illinois, Inc., 7.375%, 2016	1,760,000	1,940,400
Packaging Dynamics Corp., 8.75%, 2016 (z)	1,040,000	1,077,700
Reynolds Group, 7.75%, 2016 (n)	3,005,000	3,185,300
Reynolds Group, 7.125%, 2019 (n)	1,490,000	1,553,325
Reynolds Group, 9%, 2019 (n)	4,375,000	4,610,156
Reynolds Group, 8.25%, 2021 (n)	1,235,000	1,255,069

		$21,679,488

Defense Electronics – 0.4%
ManTech International Corp., 7.25%, 2018	$2,650,000	$2,809,000
MOOG, Inc., 7.25%, 2018	1,365,000	1,450,312

		$4,259,312

Electronics – 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$1,385,000	$1,573,706
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	2,865,000	3,180,150
Jabil Circuit, Inc., 7.75%, 2016	2,740,000	3,109,900
NXP B.V., 9.75%, 2018 (n)	280,000	324,100

		$8,187,856

Energy - Independent – 7.5%
Bill Barrett Corp., 9.875%, 2016	$3,550,000	$4,038,125
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	2,300,000	2,455,250
Chaparral Energy, Inc., 8.875%, 2017	3,510,000	3,720,600
Chesapeake Energy Corp., 6.875%, 2020	1,617,000	1,762,530
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,878,500
Continental Resources, 8.25%, 2019	2,635,000	2,924,850
Denbury Resources, Inc., 8.25%, 2020	3,675,000	4,097,625
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	2,695,000	2,937,550
Harvest Operations Corp., 6.875%, 2017 (n)	3,590,000	3,756,038
Hilcorp Energy I LP, 9%, 2016 (n)	4,515,000	4,718,175
LINN Energy LLC, 8.625%, 2020	925,000	1,022,125
LINN Energy LLC, 7.75%, 2021 (n)	2,021,000	2,164,996
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,124,200
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,548,194
Newfield Exploration Co., 6.875%, 2020	1,055,000	1,115,662
OPTI Canada, Inc., 9.75%, 2013 (n)	2,140,000	2,161,400
OPTI Canada, Inc., 8.25%, 2014	4,895,000	2,606,587
Penn Virginia Corp., 10.375%, 2016	2,100,000	2,383,500
Petrohawk Energy Corp., 7.25%, 2018	1,060,000	1,126,250
Pioneer Natural Resources Co., 6.875%, 2018	3,775,000	4,107,804
Pioneer Natural Resources Co., 7.5%, 2020	3,100,000	3,512,901
Plains Exploration & Production Co., 7%, 2017	4,970,000	5,143,950
QEP Resources, Inc., 6.875%, 2021	3,358,000	3,618,245
Quicksilver Resources, Inc., 8.25%, 2015	2,660,000	2,819,600
Quicksilver Resources, Inc., 9.125%, 2019	2,655,000	2,913,862
Range Resources Corp., 8%, 2019	1,780,000	1,962,450
SandRidge Energy, Inc., 8%, 2018 (n)	4,670,000	4,938,525
Whiting Petroleu Corp., 6.5%, 2018	1,565,000	1,635,425

		$80,194,919

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$2,575,000	$2,793,875
AMC Entertainment, Inc., 9.75%, 2020 (z)	1,505,000	1,602,825
Cinemark USA, Inc., 8.625%, 2019	2,155,000	2,359,725

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Entertainment – continued
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		$1,290,000	$1,393,200

			$8,149,625

Financial Institutions – 5.8%
CIT Group, Inc., 5.25%, 2014 (z)		$3,940,000	$4,035,147
CIT Group, Inc., 7%, 2014		3,425,000	3,489,219
CIT Group, Inc., 7%, 2016		6,695,000	6,745,213
CIT Group, Inc., 7%, 2017		12,215,000	12,314,247
CIT Group, Inc., 6.625%, 2018 (z)		3,259,000	3,500,700
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		4,160,000	4,321,200
GMAC, Inc., 8%, 2031		1,785,000	2,012,588
International Lease Finance Corp., 8.75%, 2017 (n)		3,710,000	4,173,750
International Lease Finance Corp., 7.125%, 2018 (n)		3,687,000	3,963,525
International Lease Finance Corp., 8.25%, 2020		755,000	841,825
Nationstar Mortgage LLC, 10.875%, 2015 (z)		3,840,000	3,964,800
SLM Corp., 8.45%, 2018		1,305,000	1,481,175
SLM Corp., 8%, 2020		5,135,000	5,686,124
Springleaf Finance Corp., 6.9%, 2017		5,590,000	5,240,625

			$61,770,138

Food & Beverages – 1.3%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,245,106
B&G Foods, Inc., 7.625%, 2018		1,940,000	2,083,075
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,536,900
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,741,100
Pinnacle Foods Finance LLC, 10.625%, 2017		1,050,000	1,128,750
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	824,850
TreeHouse Foods, Inc., 7.75%, 2018		2,200,000	2,367,750

			$13,927,531

Forest & Paper Products – 1.6%
Boise, Inc., 8%, 2020		$2,770,000	$3,005,450
Cascades, Inc., 7.75%, 2017		1,870,000	1,996,225
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,480,000	3,697,500
Georgia-Pacific Corp., 8%, 2024		1,325,000	1,543,625
Georgia-Pacific Corp., 7.25%, 2028		865,000	915,819
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,003,300
JSG Funding PLC, 7.75%, 2015		690,000	707,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,985,998

			$16,855,167

Gaming & Lodging – 4.4%
American Casinos, Inc., 7.5%, 2021 (z)		$2,375,000	$2,431,406
Firekeepers Development Authority, 13.875%, 2015 (n)		2,420,000	2,849,550
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,300,000	1,716
Gaylord Entertainment Co., 6.75%, 2014		3,685,000	3,758,700
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,406,138
Harrah’s Operating Co., Inc., 11.25%, 2017		5,170,000	5,893,800
Harrah’s Operating Co., Inc., 10%, 2018		3,106,000	2,915,758
Harrah’s Operating Co., Inc., 10%, 2018		571,000	536,026
Host Hotels & Resorts, Inc., 6.75%, 2016		2,685,000	2,772,263
Host Hotels & Resorts, Inc., 9%, 2017		3,480,000	3,915,000
MGM Mirage, 10.375%, 2014		1,520,000	1,757,500
MGM Mirage, 11.125%, 2017		1,280,000	1,488,000
MGM Resorts International, 11.375%, 2018		1,730,000	1,972,200
MGM Resorts International, 9%, 2020		2,645,000	2,949,175

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 8.75%, 2019		$3,420,000	$3,753,450
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,709,762
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	649
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	769
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	141
Wyndham Worldwide Corp., 6%, 2016		1,010,000	1,081,077
Wyndham Worldwide Corp., 7.375%, 2020		2,675,000	2,962,504
Wynn Las Vegas LLC, 7.75%, 2020		2,685,000	2,933,362

			$47,088,946

Industrial – 1.0%
Altra Holdings, Inc., 8.125%, 2016		$1,925,000	$2,093,438
Diversey, Inc., 8.25%, 2019		1,910,000	2,062,800
Hillman Group, Inc., 10.875%, 2018 (z)		1,545,000	1,714,950
Hyva Global B.V., 8.625%, 2016 (z)		1,197,000	1,231,625
Mueller Water Products, Inc., 7.375%, 2017		1,920,000	1,905,600
Mueller Water Products, Inc., 8.75%, 2020		1,429,000	1,589,762

			$10,598,175

Insurance – 1.0%
ING Capital Funding Trust III, FRN, 3.907%, 2049		$2,455,000	$2,369,114
ING Groep N.V., 5.775% to 2015, FRN to 2049		5,835,000	5,455,725
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		2,700,000	3,375,000

			$11,199,839

Insurance - Property & Casualty – 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$4,130,000	$5,616,800
USI Holdings Corp., 9.75%, 2015 (z)		2,155,000	2,208,875
XL Group PLC, 6.5% to 2017, FRN to 2049		3,865,000	3,671,750

			$11,497,425

International Market Sovereign – 0.3%
Republic of Ireland, 4.5%, 2020	EUR	1,470,000	$1,459,873
Republic of Ireland, 5.4%, 2025	EUR	1,500,000	1,530,769

			$2,990,642

Machinery & Tools – 1.0%
Case Corp., 7.25%, 2016		$1,390,000	$1,518,575
Case New Holland, Inc., 7.875%, 2017 (n)		5,625,000	6,285,938
Rental Service Corp., 9.5%, 2014		1,431,000	1,498,972
RSC Equipment Rental, Inc., 8.25%, 2021		1,275,000	1,345,125

			$10,648,610

Major Banks – 2.2%
Bank of America Corp., 8% to 2018, FRN to 2049		$9,635,000	$10,422,469
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		5,115,000	5,620,004
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		1,370,000	1,267,250
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		7,040,000	6,696,800

			$24,006,523

Medical & Health Technology & Services – 5.3%
Biomet, Inc., 10%, 2017		$2,880,000	$3,182,400
Biomet, Inc., 10.375%, 2017 (p)		1,300,000	1,444,625
Biomet, Inc., 11.625%, 2017		2,645,000	3,002,075
Community Health Systems, Inc., 8.875%, 2015		2,020,000	2,065,450
Davita, Inc., 6.375%, 2018		4,130,000	4,228,088
Davita, Inc., 6.625%, 2020		1,270,000	1,303,338
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		2,540,000	2,911,475

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 9.25%, 2016	$4,765,000	$5,110,463
HCA, Inc., 8.5%, 2019	7,785,000	8,641,350
HealthSouth Corp., 8.125%, 2020	4,685,000	5,118,363
Tenet Healthcare Corp., 9.25%, 2015	2,955,000	3,235,725
United Surgical Partners International, Inc., 8.875%, 2017	1,570,000	1,652,425
United Surgical Partners International, Inc., 9.25%, 2017 (p)	2,055,000	2,175,731
Universal Hospital Services, Inc., 8.5%, 2015 (p)	4,225,000	4,399,281
Universal Hospital Services, Inc., FRN, 3.834%, 2015	1,015,000	985,819
Vanguard Health Systems, Inc., 8%, 2018	3,060,000	3,197,700
VWR Funding, Inc., 10.25%, 2015 (p)	3,426,062	3,597,366

		$56,251,674

Metals & Mining – 1.6%
Arch Coal, Inc., 7.25%, 2020	$1,275,000	$1,375,406
Arch Western Finance LLC, 6.75%, 2013	1,326,000	1,334,288
Cloud Peak Energy, Inc., 8.25%, 2017	2,730,000	2,989,350
Cloud Peak Energy, Inc., 8.5%, 2019	3,595,000	3,999,438
Consol Energy, Inc., 8%, 2017	1,985,000	2,193,425
Consol Energy, Inc., 8.25%, 2020	1,330,000	1,482,950
Novelis, Inc., 8.375%, 2017	1,530,000	1,690,650
Novelis, Inc., 8.75%, 2020	745,000	832,537
Peabody Energy Corp., 7.375%, 2016	1,140,000	1,285,350

		$17,183,394

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.125%, 2016	$3,035,000	$3,148,813
Ferrellgas Partners LP, 8.625%, 2020	1,824,000	1,979,040

		$5,127,853

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,155,000	$2,338,175
Crosstex Energy, Inc., 8.875%, 2018	3,020,000	3,299,350
El Paso Corp., 7%, 2017	3,790,000	4,206,476
El Paso Corp., 7.75%, 2032	1,440,000	1,648,590
Energy Transfer Equity LP, 7.5%, 2020	4,485,000	4,911,075
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,869,436
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,104,585

		$19,377,687

Network & Telecom – 1.5%
Cincinnati Bell, Inc., 8.25%, 2017	$850,000	$862,750
Cincinnati Bell, Inc., 8.75%, 2018	2,265,000	2,174,400
Citizens Communications Co., 9%, 2031	1,140,000	1,174,200
Frontier Communications Corp., 8.25%, 2017	760,000	823,650
Qwest Communications International, Inc., 8%, 2015	1,290,000	1,415,775
Qwest Communications International, Inc., 7.125%, 2018 (n)	4,535,000	4,943,150
Windstream Corp., 8.125%, 2018	570,000	614,175
Windstream Corp., 7.75%, 2020	2,255,000	2,390,300
Windstream Corp., 7.75%, 2021 (z)	1,215,000	1,284,862

		$15,683,262

Oil Services – 0.9%
Edgen Murray Corp., 12.25%, 2015	$1,675,000	$1,687,563
Expro Finance Luxembourg, 8.5%, 2016 (n)	2,975,000	2,908,063
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,385,000	1,423,087
Pioneer Drilling Co., 9.875%, 2018	3,685,000	3,979,800

		$9,998,513

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$2,085,000	$2,116,275

Other Banks & Diversified Financials – 1.5%
Capital One Financial Corp., 10.25%, 2039	$3,515,000	$3,796,200
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,905,000	2,219,592
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,865,000	3,849,540
Santander UK PLC, 8.963% to 2030, FRN to 2049	5,456,000	6,028,880

		$15,894,212

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)	$297,449	$321,245
McClatchy Co., 11.5%, 2017	1,570,000	1,715,225
Nielsen Finance LLC, 11.5%, 2016	1,311,000	1,550,258
Nielsen Finance LLC, 7.75%, 2018 (n)	1,255,000	1,352,263

		$4,938,991

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$3,625,000	$3,933,125

Real Estate – 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,680,000	$1,986,600
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (z)	1,300,000	1,267,500
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	3,050,000	3,271,125
Kennedy Wilson, Inc., 8.75%, 2019 (z)	2,125,000	2,172,812
MPT Operating Partnership, 6.875%, 2021 (z)	1,770,000	1,778,850

		$10,476,887

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$995,000	$1,014,900

Retailers – 2.3%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$620,000	$633,950
Chinos Acquisition Corp., 8.125%, 2019 (n)	1,450,000	1,435,500
Express LLC/Express Finance Corp., 8.75%, 2018	1,710,000	1,870,313
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,102,100
Limited Brands, Inc., 6.95%, 2033	1,150,000	1,066,625
Neiman Marcus Group, Inc., 10.375%, 2015	3,675,000	3,877,125
QVC, Inc., 7.375%, 2020 (n)	1,995,000	2,094,750
Sally Beauty Holdings, Inc., 10.5%, 2016	3,520,000	3,832,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,775,000	1,908,125
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,288,944
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	770,000	793,100

		$24,902,932

Specialty Stores – 0.4%
Michaels Stores, Inc., 11.375%, 2016	$1,920,000	$2,092,800
Michaels Stores, Inc., 7.75%, 2018 (n)	2,050,000	2,116,625

		$4,209,425

Telecommunications - Wireless – 5.3%
Clearwire Corp., 12%, 2015 (n)	$6,525,000	$7,095,938
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,177,700
Crown Castle International Corp., 9%, 2015	2,705,000	3,002,550
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,723,875
Digicel Group Ltd., 12%, 2014 (n)	560,000	656,600
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,233,000
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,895,600
MetroPCS Wireless, Inc., 7.875%, 2018	2,445,000	2,634,487
Nextel Communications, Inc., 7.375%, 2015	2,670,000	2,690,025

8

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
NII Holdings, Inc., 10%, 2016	$2,645,000	$3,035,137
NII Holdings, Inc., 8.875%, 2019	1,545,000	1,707,225
NII Holdings, Inc., 7.625%, 2021	1,205,000	1,274,287
SBA Communications Corp., 8%, 2016	935,000	1,013,306
SBA Communications Corp., 8.25%, 2019	1,720,000	1,898,450
Sprint Capital Corp., 6.875%, 2028	1,390,000	1,332,662
Sprint Nextel Corp., 8.375%, 2017	6,755,000	7,574,044
Sprint Nextel Corp., 8.75%, 2032	1,715,000	1,877,925
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,085,000	4,748,812
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	2,485,000	2,627,887

		$56,199,510

Telephone Services – 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$1,240,000	$1,286,500
Frontier Communications Corp., 8.125%, 2018	3,150,000	3,405,938

		$4,692,438

Transportation – 0.1%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)	$1,312,000	$1,338,240

Transportation - Services – 2.3%
ACL I Corp., 10.625%, 2016 (p)(z)	$2,355,000	$2,337,427
Aguila American Resources Ltd., 7.875%, 2018 (z)	1,640,000	1,676,900
American Petroleum Tankers LLC, 10.25%, 2015 (n)	1,339,000	1,419,340
Commercial Barge Line Co., 12.5%, 2017	5,320,000	6,171,200
Dematic S.A., 8.75%, 2016 (z)	2,560,000	2,614,400
Hertz Corp., 8.875%, 2014	465,000	476,625
Hertz Corp., 7.5%, 2018 (n)	1,905,000	2,000,250
Hertz Corp., 7.375%, 2021 (n)	2,590,000	2,719,500
Navios Maritime Acquisition Corp., 8.625%, 2017	1,255,000	1,302,062
Navios Maritime Holdings, Inc., 8.875%, 2017	1,425,000	1,540,781
Swift Services Holdings, Inc., 10%, 2018 (z)	2,545,000	2,793,137

		$25,051,622

Utilities - Electric Power – 4.4%
AES Corp., 8%, 2017	$6,450,000	$7,014,375
Calpine Corp., 8%, 2016 (n)	2,690,000	2,945,550
Calpine Corp., 7.875%, 2020 (n)	3,885,000	4,186,088
Covanta Holding Corp., 7.25%, 2020	2,905,000	3,105,599
Dynegy Holdings, Inc., 7.5%, 2015	1,050,000	924,000
Dynegy Holdings, Inc., 7.75%, 2019	3,220,000	2,511,600
Edison Mission Energy, 7%, 2017	4,710,000	3,732,675
Energy Future Holdings Corp., 10%, 2020	3,385,000	3,622,221
Energy Future Holdings Corp., 10%, 2020	8,105,000	8,713,523
Genon Escrow Corp., 9.875%, 2020 (n)	4,475,000	4,788,250
NRG Energy, Inc., 7.375%, 2017	2,635,000	2,756,869
NRG Energy, Inc., 8.25%, 2020	1,045,000	1,099,862
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (z)	1,155,000	1,186,762

		$46,587,374

Total Bonds		$969,568,566

Floating Rate Loans (g)(r) – 0.8%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,880,003	$1,908,203

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$990,136	$981,783

9

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – continued
Local TV Finance LLC, Term Loan B, 2.36%, 2013			$1,353,768	$1,321,616
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			1,332,013	1,339,505

				$3,642,904

Building – 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017			$178,057	$183,992

Financial Institutions – 0.1%
American General Finance Corp., Term Loan, 7.25%, 2015			$515,446	$515,805

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$4,910,923	$38,492
MGM Mirage, Inc., Term Loan E, 7%, 2014			1,891,899	1,869,669

				$1,908,161

Printing & Publishing – 0.0%
Ascend Media LLC, Term Loan, 0% 2012 (d)			$458,333	$0

Total Floating Rate Loans				$8,159,065

Common Stocks – 0.4%
Automotive – 0.1%
Accuride Corp. (a)			65,068	$901,192
Oxford Automotive, Inc. (a)			1,087	0
				$901,192

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)			598	$1,554,800

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			35,000	$698,250

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)			76,223	$1,321,707

Golden Books Family Entertainment, Inc. (a)			206,408	0
				$1,321,707

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,318	$133,285

Total Common Stocks				$4,609,234

Convertible Preferred Stocks – 0.6%
Automotive – 0.3%
General Motors Co., 4.75%			$70,590	$3,516,088

Insurance – 0.3%
MetLife, Inc., 5% (a)			$37,610	$3,292,379

Total Convertible Preferred Stocks				$6,808,467

Preferred Stocks – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7%(n)			1,560	$1,451,093
Citigroup Capital XIII, 7.875%			22,775	632,234
GMAC Capital Trust I, 8.125%			90,100	2,338,996

Total Preferred Stocks				$4,422,323

	Strike Price	First Exercise
Warrants – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	670	$1,742,000

10

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 5.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	55,910,874	$55,910,874

Total Investments		$1,051,220,529

Other Assets, Less Liabilities – 1.2%		12,915,225

Net Assets – 100.0%		$1,064,135,754

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $212,015,677 representing 19.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/11/11	$2,315,440	$2,337,427
AMC Entertainment, Inc., 9.75%, 2020	12/01/10 – 2/04/11	1,505,000	1,602,825
Aguila American Resources Ltd., 7.875%, 2018	1/24/11 – 1/25/11	1,671,895	1,676,900
Airlie Ltd., CDO, FRN, 2.209%, 2011	10/13/06 – 3/22/11	2,452,690	1,160,415
Allison Transmission, Inc., 7.125%, 2019	4/27/11	505,000	511,313
American Casinos, Inc., 7.5%, 2021	3/31/11	2,354,284	2,431,406
American Media, Inc., 13.5%, 2018	12/28/10	302,075	321,245
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,672,672	3,861,000
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	745,000	791,563
Building Materials Holding Corp., 6.75%, 2021	4/26/11	1,223,963	1,251,981
CIT Group, Inc., 5.25%, 2014	3/23/11	3,940,000	4,035,147
CIT Group, Inc., 6.625%, 2018	3/23/11	3,259,000	3,500,700
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	4/01/11	1,261,243	1,267,500
CPI International Acquisition, Inc., 8%, 2018	2/03/11	870,000	874,350
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06 – 2/25/11	1,102,686	22,868
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.574%, 2050	4/12/06 – 4/26/11	625,199	12,504
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.774%, 2050	4/12/06 – 4/26/11	1,942,962	38,859
Cequel Communications Holdings, 8.625%, 2017	1/13/11 – 1/21/11	1,017,566	1,061,775
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	510,000	552,075
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	1,240,000	1,286,500
Dematic S.A., 8.75%, 2016	4/19/11 – 4/20/11	2,592,244	2,614,400
Falcon Franchise Loan LLC, FRN, 3.947%, 2025	1/29/03	875,602	794,650
First Data Corp., 12.625%, 2021	4/21/11	1,444,772	1,441,569
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11 – 2/14/11	2,358,594	2,418,007
Griffon Corp., 7.125%, 2018	3/14/11 – 4/28/11	3,075,752	3,119,113
Hillman Group, Inc., 10.875%, 2018	3/11/11	1,686,116	1,714,950
Hyva Global B.V., 8.625%, 2016	3/17/11	1,197,000	1,231,625
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11 – 4/07/11	2,116,838	2,172,812
LBI Media, Inc., 8.5%, 2017	7/18/07	1,432,782	1,239,750
Local TV Finance LLC, 9.25%, 2015	11/03/07 – 2/16/11	4,191,451	4,223,462
MPT Operating Partnership, 6.875%, 2021	4/19/11 – 4/29/11	1,781,775	1,778,850
Masonite International Corp., 8.25%, 2021	4/08/11	1,215,000	1,241,578
Morgan Stanley Capital I, Inc., 1.39%, 2039	7/20/04	297,984	371,463

11

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Restricted Securities	Acquisition Date	Cost	Value
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 – 12/20/10	$1,329,941	$1,393,200
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 – 4/19/11	3,879,126	3,964,800
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11 – 4/19/11	1,327,728	1,338,240
Nortek, Inc., 8.5%, 2021	4/12/11	2,950,000	2,942,625
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 – 2/01/11	1,054,948	1,077,700
Realogy Corp., 11.5%, 2017	4/21/11 – 4/26/11	1,110,294	1,099,837
Swift Services Holdings, Inc., 10%, 2018	12/15/10 – 1/04/11	2,597,608	2,793,137
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	1,982,234	2,086,013
Telenet Finance Luxembourg, 6.375%, 2020	4/26/11	1,116,171	1,124,933
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020	4/14/11 – 4/15/11	1,157,203	1,186,762
UCI International, Inc., 8.625%, 2019	1/11/11	750,000	796,875
UPCB Finance III Ltd., 6.625%, 2020	2/07/11 – 4/21/11	4,182,331	4,134,701
USI Holdings Corp., 9.75%, 2015	4/26/07 – 6/08/07	2,176,639	2,208,875
Univision Communications, Inc., 6.875%, 2019	4/25/11	800,000	803,000
Wachovia Credit, CDO, FRN, 1.658%, 2026	6/8/06	1,320,000	924,000
Windstream Corp., 7.75%, 2021	4/14/11	1,204,321	1,284,862
Yankee Holdings Corp., 10.25%, 2016	2/10/11	786,758	793,100

Total Restricted Securities			$82,913,242
% of Net Assets			7.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR          Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$11,379,139	$4,881,178	$1,321,707	$17,582,024
Non-U.S. Sovereign Debt	—	2,990,642	—	2,990,642
Corporate Bonds	—	821,634,429	—	821,634,429
Commercial Mortgage-Backed Securities	—	9,071,354	—	9,071,354
Asset-Backed Securities (including CDOs)	—	9,137,538	1,160,415	10,297,953
Foreign Bonds	—	125,574,188	—	125,574,188
Floating Rate Loans	—	8,159,065	—	8,159,065
Mutual Funds	55,910,874	—	—	55,910,874

Total Investments	$67,290,013	$981,448,394	$2,482,122	$1,051,220,529

Other Financial Instruments
Futures	$(232,395)	$—	$—	$(232,395)
Forward Currency Contracts	—	(222,970)	—	(222,970)

13

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/11 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities(including CDOs)	Total
Balance as of 1/31/11	$—	$1,128,972	$1,128,972
Change in unrealized appreciation (depreciation)	—	31,443	31,443
Transfers into Level 3	1,321,707	—	1,321,707
Balance as of 4/30/11	$1,321,707	$1,160,415	$2,482,122

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at April 30, 2011 is $31,443.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,024,026,866

Gross unrealized appreciation	$63,056,532
Gross unrealized depreciation	(35,862,869)

Net unrealized appreciation (depreciation)	$27,193,663

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	675,466	7/12/11	$958,406	$998,485	$(40,079)
SELL	EUR	HSBC Bank	1,151,556	7/12/11	1,679,242	1,702,249	(23,007)
SELL	EUR	UBS AG	3,056,261	6/15/11 -7/12/11	4,358,356	4,518,240	(159,884)

							$(222,970)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Short)	USD	25	$3,059,375	June - 2011	$(60,439)
U.S. Treasury Note 10 yr (Short)	USD	128	15,506,000	June - 2011	(171,956)

					$(232,395)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

14

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,534,416	95,231,409	(62,854,951)	55,910,874

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,571	$55,910,874

15

MFS® High Yield Opportunities Fund

QUARTERLY REPORT

April 30, 2011

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Bonds – 91.5%
Aerospace – 1.4%
BE Aerospace, Inc., 8.5%, 2018	$1,205,000	$1,343,575
Bombardier, Inc., 7.5%, 2018 (n)	2,510,000	2,782,962
Bombardier, Inc., 7.75%, 2020 (n)	795,000	885,431
Bombardier, Inc., 7.45%, 2034 (n)	315,000	313,425
CPI International Acquisition, Inc., 8%, 2018 (z)	510,000	512,550
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	2,782,000	2,357,745
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	1,425,000	1,499,813

		$9,695,501

Airlines – 0.1%
Atlas Airlines, Inc. Pass-Through Certifcates, “B”, 7.68%, 2014	$874,816	$857,318
Continental Airlines, Inc., 6.748%, 2017	116,173	115,011

		$972,329

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 8%, 2016	$1,210,000	$1,314,362
Hanesbrands, Inc., 6.375%, 2020	785,000	777,150
Phillips-Van Heusen Corp., 7.375%, 2020	1,500,000	1,623,750

		$3,715,262

Asset-Backed & Securitized – 2.4%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$1,125,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.574%, 2038 (z)	1,136,457	147,739
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (q)(z)	1,025,662	28,206
Babson Ltd., CLO, “D”, FRN, 1.778%, 2018 (n)	1,005,000	783,900
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2018 (z)	3,830,049	2,087,706
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2017	2,500,000	1,570,916
Crest Ltd., CDO, 7%, 2040	1,064,892	53,245
Falcon Franchise Loan LLC, FRN, 3.947%, 2025 (i)(z)	1,279,313	100,805
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	1,278,263	1,271,871
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.932%, 2049	1,607,194	1,167,230
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.932%, 2049	2,453,353	1,514,474
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051	1,390,000	1,082,644
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.932%, 2049	6,734,569	3,324,134
LB Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)	1,414,501	29,465
Merrill Lynch Mortgage Trust, “B”, FRN, 6.02%, 2050	1,390,000	873,044
Morgan Stanley Capital I, Inc., 1.39%, 2039 (i)(z)	2,833,202	77,913
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.884%, 2047	1,607,503	847,698
Wachovia Bank Commercial Mortgage Trust, FRN, 5.944%, 2047	1,014,976	437,316

		$16,524,345

Automotive – 2.5%
Accuride Corp., 9.5%, 2018	$1,820,000	$2,029,300
Allison Transmission, Inc., 11%, 2015 (n)	2,175,000	2,365,313
Allison Transmission, Inc., 7.125%, 2019 (z)	300,000	303,750
Ford Motor Credit Co. LLC, 8%, 2014	1,090,000	1,230,722
Ford Motor Credit Co. LLC, 12%, 2015	7,501,000	9,572,649
Goodyear Tire & Rubber Co., 10.5%, 2016	1,029,000	1,165,343
UCI International, Inc., 8.625%, 2019 (z)	440,000	467,500

		$17,134,577

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017	$1,305,000	$1,435,500

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 5.0%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,399,200
Citadel Broadcasting Corp., 7.75%, 2018 (z)	295,000	319,338
Entravision Communications Corp., 8.75%, 2017	415,000	445,088
Gray Television, Inc., 10.5%, 2015	430,000	463,325
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,670,000	1,766,025
Intelsat Bermuda Ltd., 11.25%, 2017	1,430,000	1,560,488
Intelsat Jackson Holdings Ltd., 9.5%, 2016	5,050,000	5,315,125
Intelsat Jackson Holdings Ltd., 11.25%, 2016	625,000	664,063
Lamar Media Corp., 6.625%, 2015	1,115,000	1,140,088
Lamar Media Corp., “C”, 6.625%, 2015	420,000	428,925
LBI Media Holdings, Inc., 11%, 2013	2,925,000	2,888,438
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	1,214,100
Liberty Media Corp., 8.5%, 2029	1,440,000	1,411,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,170,072	3,138,371
Newport Television LLC, 13%, 2017 (n)(p)	1,268,086	1,291,907
Nexstar Broadcasting, Inc., 7%, 2014	811,000	809,986
Nexstar Broadcasting, Inc., 7%, 2014 (p)	2,468,998	2,465,912
Salem Communications Corp., 9.625%, 2016	218,000	234,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,610,000	1,799,175
Sinclair Broadcast Group, Inc., 8.375%, 2018	290,000	310,300
SIRIUS XM Radio, Inc., 13%, 2013 (n)	945,000	1,122,188
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,545,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,055,000	1,123,575
Univision Communications, Inc., 12%, 2014 (n)	565,000	608,788
Univision Communications, Inc., 6.875%, 2019 (z)	475,000	476,781
Univision Communications, Inc., 7.875%, 2020 (n)	730,000	777,450
Young Broadcasting, Inc., 8.75%, 2014 (d)	4,595,000	0

		$34,719,786

Brokerage & Asset Managers – 1.1%
E*TRADE Financial Corp., 7.875%, 2015	$1,970,000	$2,029,100
E*TRADE Financial Corp., 12.5%, 2017	2,820,000	3,366,375
Janus Capital Group, Inc., 6.7%, 2017	2,075,000	2,271,849

		$7,667,324

Building – 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$1,150,000	$1,187,375
Building Materials Holding Corp., 7%, 2020 (n)	590,000	615,075
Building Materials Holding Corp., 6.75%, 2021 (z)	740,000	750,175
CEMEX Espana S.A., 9.25%, 2020	3,090,000	3,159,525
CEMEX Finance LLC, 9.5%, 2016 (n)	601,000	640,065
CEMEX S.A.B. de C.V., 9%, 2018 (n)	128,000	132,640
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (z)	236,000	233,994
Masonite International Corp., 8.25%, 2021 (z)	730,000	745,969
Nortek, Inc., 10%, 2018 (n)	845,000	904,150
Nortek, Inc., 8.5%, 2021 (z)	1,765,000	1,760,588
Odebrecht Finance Ltd., 6%, 2023 (z)	206,000	205,485
Owens Corning, 9%, 2019	1,950,000	2,325,412
Ply Gem Industries, Inc., 13.125%, 2014	1,065,000	1,174,163

		$13,834,616

Business Services – 1.4%
First Data Corp., 12.625%, 2021 (z)	$730,000	$800,263
Interactive Data Corp., 10.25%, 2018 (n)	2,185,000	2,436,275
Iron Mountain, Inc., 6.625%, 2016	1,420,000	1,421,775
SunGard Data Systems, Inc., 10.25%, 2015	3,428,000	3,599,400

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Business Services – continued
SunGard Data Systems, Inc., 7.375%, 2018 (n)		$735,000	$758,888
SunGard Data Systems, Inc., 7.625%, 2020 (n)		440,000	458,700

			$9,475,301

Cable TV – 3.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)		$435,000	$462,188
Cablevision Systems Corp., 8.625%, 2017		1,930,000	2,161,600
CCH II LLC, 13.5%, 2016		2,785,000	3,359,406
CCO Holdings LLC, 7.875%, 2018		395,000	428,081
CCO Holdings LLC, 8.125%, 2020		1,590,000	1,768,875
Cequel Communications Holdings, 8.625%, 2017 (z)		1,325,000	1,421,063
Charter Communications Operating LLC, 10.875%, 2014 (n)		870,000	972,225
CSC Holdings LLC, 8.5%, 2014		540,000	604,125
CSC Holdings LLC, 8.5%, 2015		1,800,000	1,964,250
Insight Communications Co., Inc., 9.375%, 2018 (n)		1,465,000	1,637,138
Mediacom LLC, 9.125%, 2019		1,895,000	2,056,075
Myriad International Holdings B.V., 6.375%, 2017 (n)		864,000	924,480
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	602,250
Telenet Finance Luxembourg, 6.375%, 2020 (z)	EUR	1,000,000	1,451,527
UPCB Finance III Ltd., 6.625%, 2020 (z)		$2,315,000	2,277,381
Videotron LTEE, 6.875%, 2014		835,000	846,481
Virgin Media Finance PLC, 9.125%, 2016		3,244,000	3,442,695
Virgin Media Finance PLC, 9.5%, 2016		700,000	802,375

			$27,182,215

Chemicals – 3.6%
Ashland, Inc., 9.125%, 2017		$1,345,000	$1,555,156
Celanese U.S. Holdings LLC, 6.625%, 2018		1,685,000	1,773,463
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		1,825,000	1,980,125
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		445,000	480,600
Huntsman International LLC, 8.625%, 2021 (n)		2,335,000	2,621,038
Lyondell Chemical Co., 8%, 2017 (n)		661,000	737,015
Lyondell Chemical Co., 11%, 2018		5,427,369	6,132,927
Momentive Performance Materials, Inc., 12.5%, 2014		1,747,000	1,936,986
Momentive Performance Materials, Inc., 11.5%, 2016		4,030,000	4,372,550
Polypore International, Inc., 7.5%, 2017 (n)		1,490,000	1,578,469
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		228,000	234,541
Solutia, Inc., 7.875%, 2020		1,355,000	1,487,113

			$24,889,983

Computer Software – 0.2%

Syniverse Holdings, Inc., 9.125%, 2019 (z)		$1,080,000	$1,158,300

Computer Software - Systems – 0.3%

DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$1,825,000	$2,016,625

Conglomerates – 1.0%
Amsted Industries, Inc., 8.125%, 2018 (n)		$2,325,000	$2,487,750
Griffon Corp., 7.125%, 2018 (z)		1,660,000	1,720,175
Pinafore LLC, 9%, 2018 (n)		2,750,000	3,004,375

			$7,212,300

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$465,000	$513,825
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)		122,000	126,880

			$640,705

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015	$180,000	$202,950
ACCO Brands Corp., 7.625%, 2015	610,000	625,250
Easton-Bell Sports, Inc., 9.75%, 2016	1,145,000	1,282,400
Elizabeth Arden, Inc., 7.375%, 2021	1,000,000	1,052,500
Jarden Corp., 7.5%, 2017	1,490,000	1,599,880
Libbey Glass, Inc., 10%, 2015	981,000	1,071,743
Visant Corp., 10%, 2017	1,450,000	1,566,000

		$7,400,723

Consumer Services – 0.9%
KAR Holdings, Inc., 10%, 2015	$794,000	$835,685
Realogy Corp., 10.5%, 2014	725,000	735,875
Realogy Corp., 11.5%, 2017 (z)	585,000	609,863
Service Corp. International, 7%, 2017	2,870,000	3,121,125
Service Corp. International, 7%, 2019	750,000	796,875

		$6,099,423

Containers – 1.7%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$1,750,000	$1,826,563
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	290,000	316,825
Greif, Inc., 6.75%, 2017	685,000	726,100
Greif, Inc., 7.75%, 2019	1,450,000	1,591,375
Owens-Illinois, Inc., 7.375%, 2016	1,285,000	1,416,713
Packaging Dynamics Corp., 8.75%, 2016 (z)	575,000	595,844
Reynolds Group, 7.75%, 2016 (n)	1,585,000	1,680,100
Reynolds Group, 7.125%, 2019 (n)	890,000	927,825
Reynolds Group, 9%, 2019 (n)	1,860,000	1,959,975
Reynolds Group, 8.25%, 2021 (n)	730,000	741,863

		$11,783,183

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018	$825,000	$874,500
MOOG, Inc., 7.25%, 2018	710,000	754,375

		$1,628,875

Electronics – 0.7%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$680,000	$772,650
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	2,830,000	3,141,300
NXP B.V., 9.75%, 2018 (n)	884,000	1,023,230

		$4,937,180

Emerging Market Quasi-Sovereign – 2.7%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$641,000	$604,785
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,054,000	2,151,565
Ecopetrol S.A., 7.625%, 2019	547,000	642,725
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	189,000	189,025
Franshion Development Ltd., 6.75%, 2021 (z)	210,000	208,425
Gaz Capital S.A., 8.125%, 2014 (n)	1,344,000	1,541,434
Gaz Capital S.A., 9.25%, 2019	624,000	778,440
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	1,108,225
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	354,578
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	815,183
Majapahit Holding B.V., 8%, 2019 (n)	112,000	130,760
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,332,870
Novatek Finance Ltd., 6.604%, 2021 (n)	218,000	229,445
Petrobras International Finance Co., 6.75%, 2041	245,000	255,003
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,028,270

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Provence of Buenos Aires, 11.75%, 2015 (n)	$1,617,000	$1,685,723
Province of Neuquen, 7.875%, 2021 (z)	150,000	151,125
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	1,438,000	1,453,831
SCF Capital Ltd., 5.375%, 2017 (n)	639,000	630,246
VEB Finance Ltd., 6.902%, 2020 (n)	1,206,000	1,293,435
VTB Capital S.A., 6.465%, 2015 (n)	221,000	235,918
VTB Capital S.A., 6.551%, 2020 (n)	1,123,000	1,141,305

		$18,962,316

Emerging Market Sovereign – 1.5%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$827,130
Government of Jamaica, 8%, 2019	150,000	157,870
Government of Ukraine, 6.875%, 2015 (n)	240,000	250,440
Government of Ukraine, 7.75%, 2020 (n)	166,000	173,470
Government of Ukraine, 7.95%, 2021 (n)	1,349,000	1,411,054
Republic of Argentina, 8.75%, 2017	1,394,000	1,421,880
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	907,749
Republic of Croatia, 6.375%, 2021 (z)	271,000	275,647
Republic of Hungary, 6.375%, 2021	584,000	605,900
Republic of Lithuania, 6.125%, 2021 (z)	110,000	114,400
Republic of Philippines, 5.5%, 2026	343,000	341,714
Republic of South Africa, 6.25%, 2041	951,000	984,285
Republic of Sri Lanka, 6.25%, 2020 (n)	102,000	102,388
Republic of Uruguay, 8%, 2022	1,166,000	1,460,415
Republic of Venezuela, 7%, 2018	824,000	587,100
Republic of Venezuela, 9.25%, 2027	797,000	578,622

		$10,200,064

Energy - Independent – 6.3%
Berry Petroleum Co., 10.25%, 2014	$880,000	$1,023,000
Bill Barrett Corp., 9.875%, 2016	1,420,000	1,615,245
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	1,265,000	1,350,388
Chaparral Energy, Inc., 8.875%, 2017	1,930,000	2,045,800
Chesapeake Energy Corp., 6.875%, 2020	885,000	964,650
Concho Resources, Inc., 8.625%, 2017	925,000	1,022,125
Continental Resources, 8.25%, 2019	1,455,000	1,615,050
Denbury Resources, Inc., 8.25%, 2020	1,460,000	1,627,900
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	1,480,000	1,613,200
Harvest Operations Corp., 6.875%, 2017 (n)	1,980,000	2,071,575
Hilcorp Energy I LP, 9%, 2016 (n)	2,125,000	2,220,625
LINN Energy LLC, 8.625%, 2020	425,000	469,625
LINN Energy LLC, 7.75%, 2021 (n)	1,188,000	1,272,645
Newfield Exploration Co., 6.625%, 2016	1,230,000	1,271,513
Newfield Exploration Co., 6.875%, 2020	580,000	613,350
OPTI Canada, Inc., 9.75%, 2013 (n)	1,140,000	1,151,400
OPTI Canada, Inc., 8.25%, 2014	5,265,000	2,803,613
Penn Virginia Corp., 10.375%, 2016	1,170,000	1,327,950
Petrohawk Energy Corp., 7.25%, 2018	580,000	616,250
Pioneer Natural Resources Co., 6.875%, 2018	1,340,000	1,458,134
Pioneer Natural Resources Co., 7.5%, 2020	1,465,000	1,660,129
Plains Exploration & Production Co., 7%, 2017	3,225,000	3,337,875
QEP Resources, Inc., 6.875%, 2021	1,838,000	1,980,445
Quicksilver Resources, Inc., 8.25%, 2015	1,170,000	1,240,200
Quicksilver Resources, Inc., 9.125%, 2019	1,655,000	1,816,363
Range Resources Corp., 8%, 2019	580,000	639,450

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
SandRidge Energy, Inc., 8%, 2018 (n)	$3,550,000	$3,754,125
Whiting Petroleu Corp., 6.5%, 2018	870,000	909,150

		$43,491,775

Energy - Integrated – 0.5%
CCL Finance Ltd., 9.5%, 2014	$459,000	$534,735
CCL Finance Ltd., 9.5%, 2014 (n)	1,580,000	1,840,700
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,104,188

		$3,479,623

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$2,000,000	$2,170,000
AMC Entertainment, Inc., 9.75%, 2020 (z)	1,625,000	1,730,625
Cinemark USA, Inc., 8.625%, 2019	1,000,000	1,095,000
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	710,000	766,800

		$5,762,425

Financial Institutions – 5.5%
CIT Group, Inc., 5.25%, 2014 (z)	$2,160,000	$2,212,162
CIT Group, Inc., 7%, 2014	2,250,000	2,292,188
CIT Group, Inc., 7%, 2016	2,410,000	2,428,075
CIT Group, Inc., 7%, 2017	7,690,000	7,752,481
CIT Group, Inc., 6.625%, 2018 (z)	1,965,000	2,110,732
Credit Acceptance Corp., 9.125%, 2017	805,000	876,444
Credit Acceptance Corp., 9.125%, 2017 (z)	685,000	744,081
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	2,270,000	2,357,963
GMAC, Inc., 8%, 2031	970,000	1,093,675
International Lease Finance Corp., 8.75%, 2017 (n)	3,005,000	3,380,625
International Lease Finance Corp., 7.125%, 2018 (n)	1,969,000	2,116,675
International Lease Finance Corp., 8.25%, 2020	435,000	485,025
Nationstar Mortgage LLC, 10.875%, 2015 (z)	3,115,000	3,216,238
SLM Corp., 8.45%, 2018	720,000	817,200
SLM Corp., 8%, 2020	2,740,000	3,034,076
Springleaf Finance Corp., 6.9%, 2017	3,100,000	2,906,250

		$37,823,890

Food & Beverages – 1.2%
ARAMARK Corp., 8.5%, 2015	$1,070,000	$1,116,813
B&G Foods, Inc., 7.625%, 2018	930,000	998,588
Constellation Brands, Inc., 7.25%, 2016	675,000	735,750
Pinnacle Foods Finance LLC, 9.25%, 2015	2,555,000	2,669,975
Pinnacle Foods Finance LLC, 10.625%, 2017	580,000	623,500
Pinnacle Foods Finance LLC, 8.25%, 2017	430,000	454,725
Sigma Alimentos S.A., 5.625%, 2018 (z)	198,000	198,495
TreeHouse Foods, Inc., 7.75%, 2018	1,190,000	1,280,738

		$8,078,584

Forest & Paper Products – 1.3%
Boise, Inc., 8%, 2020	$1,325,000	$1,437,625
Cascades, Inc., 7.75%, 2017	875,000	934,063
Fibria Overseas Finance, 6.75%, 2021 (n)	231,000	243,128
Georgia-Pacific Corp., 7.125%, 2017 (n)	835,000	887,188
Georgia-Pacific Corp., 8%, 2024	730,000	850,450
Georgia-Pacific Corp., 7.25%, 2028	405,000	428,794
Graphic Packaging Holding Co., 7.875%, 2018	1,005,000	1,094,194
JSG Funding PLC, 7.75%, 2015	1,365,000	1,399,125
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR900,000	1,399,687

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – continued
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$362,000	$385,530

		$9,059,784

Gaming & Lodging – 4.4%
American Casinos, Inc., 7.5%, 2021 (z)	$1,435,000	$1,469,081
Firekeepers Development Authority, 13.875%, 2015 (n)	2,355,000	2,773,013
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	3,510,000	1,825
Gaylord Entertainment Co., 6.75%, 2014	2,195,000	2,238,900
GWR Operating Partnership LLP, 10.875%, 2017	1,230,000	1,325,325
Harrah’s Operating Co., Inc., 11.25%, 2017	3,015,000	3,437,100
Harrah’s Operating Co., Inc., 10%, 2018	3,436,000	3,225,545
Harrah’s Operating Co., Inc., 10%, 2018	679,000	637,411
Host Hotels & Resorts, Inc., 9%, 2017	3,450,000	3,881,250
MGM Mirage, 10.375%, 2014	260,000	300,625
MGM Mirage, 11.125%, 2017	640,000	744,000
MGM Resorts International, 11.375%, 2018	2,040,000	2,325,600
MGM Resorts International, 9%, 2020	1,185,000	1,321,275
MTR Gaming Group, Inc., 9%, 2012	970,000	922,713
Penn National Gaming, Inc., 8.75%, 2019	1,885,000	2,068,788
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	600,000	655,500
Station Casinos, Inc., 6.5%, 2014 (d)	3,810,000	381
Station Casinos, Inc., 6.875%, 2016 (d)	6,275,000	628
Station Casinos, Inc., 7.75%, 2016 (d)	821,000	82
Wyndham Worldwide Corp., 7.375%, 2020	1,440,000	1,594,768
Wynn Las Vegas LLC, 7.75%, 2020	1,480,000	1,616,900

		$30,540,710

Industrial – 0.9%
Altra Holdings, Inc., 8.125%, 2016	$900,000	$978,750
Diversey, Inc., 8.25%, 2019	910,000	982,800
Hillman Group, Inc., 10.875%, 2018	810,000	899,100
Hillman Group, Inc., 10.875%, 2018 (z)	505,000	560,550
Hyva Global B.V., 8.625%, 2016 (z)	711,000	731,567
Mueller Water Products, Inc., 7.375%, 2017	1,575,000	1,563,188
Mueller Water Products, Inc., 8.75%, 2020	434,000	482,825

		$6,198,780

Insurance – 1.0%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,495,000	$4,202,825
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	2,000,000	2,500,000

		$6,702,825

Insurance - Property & Casualty – 1.6%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,045,000	$4,141,200
USI Holdings Corp., 9.75%, 2015 (z)	2,765,000	2,834,125
XL Group PLC, 6.5% to 2017, FRN to 2049	4,475,000	4,251,250

		$11,226,575

International Market Sovereign – 0.4%
Republic of Ireland, 4.5%, 2020	EUR825,000	$819,317
Republic of Ireland, 5.4%, 2025	EUR1,785,000	1,821,615

		$2,640,932

Machinery & Tools – 1.0%
Case Corp., 7.25%, 2016	$670,000	$731,975
Case New Holland, Inc., 7.875%, 2017 (n)	2,955,000	3,302,213
Rental Service Corp., 9.5%, 2014	1,095,000	1,147,013

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
RSC Equipment Rental, Inc., 8.25%, 2021	$1,465,000	$1,545,575

		$6,726,776

Major Banks – 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$5,305,000	$5,738,578
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,220,000	2,439,181
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	825,000	763,125
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	3,925,000	3,733,656

		$12,674,540

Medical & Health Technology & Services – 5.7%
Biomet, Inc., 10%, 2017	$1,000,000	$1,105,000
Biomet, Inc., 10.375%, 2017 (p)	700,000	777,875
Biomet, Inc., 11.625%, 2017	3,365,000	3,819,275
Community Health Systems, Inc., 8.875%, 2015	1,115,000	1,140,088
Davita, Inc., 6.375%, 2018	1,470,000	1,504,913
Davita, Inc., 6.625%, 2020	750,000	769,688
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,450,006
HCA, Inc., 9%, 2014	4,680,000	5,036,850
HCA, Inc., 9.25%, 2016	2,645,000	2,836,763
HCA, Inc., 8.5%, 2019	4,320,000	4,795,200
HealthSouth Corp., 8.125%, 2020	2,525,000	2,758,563
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,906,488
Tenet Healthcare Corp., 9.25%, 2015	1,630,000	1,784,850
United Surgical Partners International, Inc., 8.875%, 2017	765,000	805,163
United Surgical Partners International, Inc., 9.25%, 2017 (p)	995,000	1,053,456
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,955,000	2,035,644
Universal Hospital Services, Inc., FRN, 3.834%, 2015	590,000	573,038
Vanguard Health Systems, Inc., 8%, 2018	1,470,000	1,536,150
VWR Funding, Inc., 10.25%, 2015 (p)	2,529,719	2,656,205

		$39,345,215

Metals & Mining – 1.7%
Arch Coal, Inc., 7.25%, 2020	$680,000	$733,550
Arch Western Finance LLC, 6.75%, 2013	570,000	573,563
Berau Capital Resources, 12.5%, 2015 (n)	1,224,000	1,456,560
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	167,000	193,303
Cloud Peak Energy, Inc., 8.25%, 2017	1,300,000	1,423,500
Cloud Peak Energy, Inc., 8.5%, 2019	1,495,000	1,663,188
Consol Energy, Inc., 8%, 2017	990,000	1,093,950
Consol Energy, Inc., 8.25%, 2020	660,000	735,900
Ferrexpo Finance PLC, 7.875%, 2016 (z)	950,000	980,933
Metinvest B.V., 8.75%, 2018 (n)	200,000	214,500
Novelis, Inc., 8.375%, 2017	855,000	944,775
Novelis, Inc., 8.75%, 2020	435,000	486,113
Peabody Energy Corp., 7.375%, 2016	840,000	947,100
Southern Copper Corp., 6.75%, 2040	326,000	319,611
Vale Overseas Ltd., 5.625%, 2019	100,000	106,423
Winsway Coking Coal Holdings Ltd., 8.5%, 2016 (z)	209,000	207,704

		$12,080,673

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$1,115,000	$1,156,813
Ferrellgas Partners LP, 8.625%, 2020	873,000	947,205

		$2,104,018

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 1.4%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,655,000	$1,795,675
Crosstex Energy, Inc., 8.875%, 2018	1,485,000	1,622,363
El Paso Corp., 7%, 2017	1,370,000	1,520,547
El Paso Corp., 7.75%, 2032	670,000	767,052
Energy Transfer Equity LP, 7.5%, 2020	2,425,000	2,655,375
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	870,000	945,038
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	544,000	573,920

		$9,879,970

Network & Telecom – 1.1%
Cincinnati Bell, Inc., 8.25%, 2017	$405,000	$411,075
Cincinnati Bell, Inc., 8.75%, 2018	2,505,000	2,404,800
Citizens Communications Co., 9%, 2031	540,000	556,200
Qwest Communications International, Inc., 8%, 2015	605,000	663,988
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,438,800
Windstream Corp., 8.125%, 2018	305,000	328,638
Windstream Corp., 7.75%, 2020	880,000	932,800
Windstream Corp., 7.75%, 2021 (z)	730,000	771,975

		$7,508,276

Oil Services – 1.4%
Afren PLC, 11.5%, 2016 (n)	$2,000,000	$2,145,000
Edgen Murray Corp., 12.25%, 2015	1,150,000	1,158,625
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,650,000	1,612,875
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	2,025,000	2,080,688
Pioneer Drilling Co., 9.875%, 2018	2,175,000	2,349,000

		$9,346,188

Oils – 0.6%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,229,000	$2,268,008
Petroplus Holdings AG, 9.375%, 2019 (n)	2,160,000	2,192,400

		$4,460,408

Other Banks & Diversified Financials – 2.2%
Alfa Bank, 7.75%, 2021 (z)	$1,709,000	$1,734,635
Banco PanAmericano S.A., 8.5%, 2020 (n)	421,000	453,628
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,137,000	1,171,341
BBVA Bancomer S.A. Texas, 6.5%, 2021 (z)	975,000	995,717
Capital One Financial Corp., 10.25%, 2039	1,665,000	1,798,200
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	985,000	1,147,663
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,165,000	3,152,340
Santander UK PLC, 8.963% to 2030, FRN to 2049	3,081,000	3,404,505
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	1,734,000	1,720,990

		$15,579,019

Pharmaceuticals – 0.0%
Hypermarcas S.A., 6.5%, 2021 (z)	$198,000	$199,980

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$322,000	$346,955

Printing & Publishing – 0.5%
American Media Operations, Inc., 13.5%, 2018 (z)	$274,005	$295,925
McClatchy Co., 11.5%, 2017	855,000	934,088
Morris Publishing Group LLC, 10%, 2014	695,668	678,276
Nielsen Finance LLC, 11.5%, 2016	656,000	775,720
Nielsen Finance LLC, 7.75%, 2018 (n)	740,000	797,350

		$3,481,359

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$750,000	$813,750
Real Estate – 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,424,910
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (z)	715,000	697,125
Country Garden Holding Co., 11.125%, 2018 (n)	200,000	209,500
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	765,000	820,463
Kennedy Wilson, Inc., 8.75%, 2019 (z)	1,240,000	1,267,900
Longfor Properties Co. Ltd., 9.5%, 2016 (z)	247,000	255,645
MPT Operating Partnership, 6.875%, 2021 (z)	1,025,000	1,030,125
Yanlord Land Group Ltd., 10.625%, 2018 (z)	273,000	279,825

		$5,985,493

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$550,000	$561,000

Retailers – 2.0%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$370,000	$378,325
Chinos Acquisition Corp., 8.125%, 2019 (n)	800,000	792,000
Express LLC/Express Finance Corp., 8.75%, 2018	820,000	896,875
Limited Brands, Inc., 6.9%, 2017	945,000	1,013,513
Limited Brands, Inc., 6.95%, 2033	540,000	500,850
Neiman Marcus Group, Inc., 10.375%, 2015	2,890,000	3,048,950
QVC, Inc., 7.375%, 2020 (n)	1,105,000	1,160,250
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,731,113
Toys “R” Us Property Co. II LLC, 8.5%, 2017	2,260,000	2,429,500
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,655,275
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	440,000	453,200

		$14,059,851

Specialty Stores – 0.4%
Michaels Stores, Inc., 11.375%, 2016	$1,660,000	$1,809,400
Michaels Stores, Inc., 7.75%, 2018 (n)	1,175,000	1,213,188

		$3,022,588

Telecommunications - Wireless – 4.7%
Clearwire Corp., 12%, 2015 (n)	$5,165,000	$5,616,938
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,067,500
Crown Castle International Corp., 9%, 2015	855,000	949,050
Crown Castle International Corp., 7.125%, 2019	590,000	630,563
Digicel Group Ltd., 12%, 2014 (n)	362,000	424,445
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,657,840
Digicel Group Ltd., 10.5%, 2018 (n)	2,185,000	2,490,900
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	167,000	174,098
MetroPCS Wireless, Inc., 7.875%, 2018	1,615,000	1,740,163
Net Servicos de Comunicacao S.A., 7.5%, 2020	722,000	823,080
Nextel Communications, Inc., 7.375%, 2015	1,430,000	1,440,725
NII Holdings, Inc., 10%, 2016	1,200,000	1,377,000
NII Holdings, Inc., 8.875%, 2019	1,500,000	1,657,500
NII Holdings, Inc., 7.625%, 2021	495,000	523,463
SBA Communications Corp., 8.25%, 2019	875,000	965,781
Sprint Capital Corp., 6.875%, 2028	670,000	642,363
Sprint Nextel Corp., 8.375%, 2017	3,670,000	4,114,988
Sprint Nextel Corp., 8.75%, 2032	935,000	1,023,825
Telemovil Finance Co. Ltd., 8%, 2017 (n)	112,000	116,760
VimpelCom Ltd., 7.748%, 2021 (n)	211,000	222,605
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	2,625,000	3,051,563

10

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	$1,470,000	$1,554,525

		$32,265,675

Telephone Services – 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$715,000	$741,813
Frontier Communications Corp., 8.125%, 2018	2,070,000	2,238,188

		$2,980,001

Transportation – 0.1%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)	$721,000	$735,420

Transportation - Services – 2.3%
ACL I Corp., 10.625%, 2016 (p)(z)	$2,000,000	$1,985,076
Aguila American Resources Ltd., 7.875%, 2018 (z)	910,000	930,475
American Petroleum Tankers LLC, 10.25%, 2015 (n)	905,000	959,300
Commercial Barge Line Co., 12.5%, 2017	2,720,000	3,155,200
Dematic S.A., 8.75%, 2016 (z)	1,410,000	1,439,963
Hertz Corp., 8.875%, 2014	212,000	217,300
Hertz Corp., 7.5%, 2018 (n)	1,045,000	1,097,250
Hertz Corp., 7.375%, 2021 (n)	1,400,000	1,470,000
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,514,750
Navios Maritime Holdings, Inc., 8.875%, 2017	765,000	827,156
Swift Services Holdings, Inc., 10%, 2018 (z)	2,270,000	2,491,325

		$16,087,795

Utilities - Electric Power – 4.3%
AES Corp., 8%, 2017	$1,940,000	$2,109,750
Calpine Corp., 8%, 2016 (n)	1,260,000	1,379,700
Calpine Corp., 7.875%, 2020 (n)	2,310,000	2,489,025
Colbun S.A., 6%, 2020 (n)	403,000	417,694
Covanta Holding Corp., 7.25%, 2020	1,200,000	1,282,864
Dynegy Holdings, Inc., 7.5%, 2015	580,000	510,400
Dynegy Holdings, Inc., 7.75%, 2019	2,965,000	2,312,700
Edison Mission Energy, 7%, 2017	3,450,000	2,734,125
Energy Future Holdings Corp., 10%, 2020	3,035,000	3,247,690
Energy Future Holdings Corp., 10%, 2020	5,360,000	5,762,429
Genon Escrow Corp., 9.875%, 2020 (n)	3,070,000	3,284,900
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,086,250
NRG Energy, Inc., 7.375%, 2017	1,455,000	1,522,294
NRG Energy, Inc., 8.25%, 2020	575,000	605,188
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (z)	1,050,000	1,078,875

		$29,823,884

Total Bonds		$634,361,170

Floating Rate Loans (g)(r) – 0.5%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$885,175	$898,453

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$519,546	$515,163
Local TV Finance LLC, Term Loan B, 2.36%, 2013	116,344	113,581
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	648,497	652,145

		$1,280,889

Building – 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017	$100,907	$104,270

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$253,118	$253,294

11

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$5,131,694	$40,222
MGM Mirage, Inc., Term Loan E, 7%, 2014			1,037,342	1,025,154
				$1,065,376

Total Floating Rate Loans				$3,602,282

Common Stocks – 0.5%
Automotive – 0.1%
Accuride Corp. (a)			34,663	$480,080
Oxford Automotive, Inc. (a)			29	0

				$480,080

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)			291	$756,600

Containers – 0.1%
Owens-Illinois, Inc. (a)			12,400	$367,908

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)			490	$6,056

Gaming & Lodging – 0.0%
Ameristar Casinos, Inc.			15,300	$305,235

Printing & Publishing – 0.2%
American Media, Inc. (a)			70,215	$1,217,528

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,422	$139,265

Total Common Stocks				$3,272,672

Convertible Preferred Stocks – 0.5%
Automotive – 0.3%
General Motors Co., 4.75%			38,950	$1,940,100

Insurance – 0.2%
MetLife, Inc., 5% (a)			20,710	$1,812,953

Total Convertible Preferred Stocks				$3,753,053

Preferred Stocks – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (n)			870	$809,263
Citigroup Capital XIII, 7.875%			12,400	344,224
GMAC Capital Trust I, 8.125%			49,825	1,293,457

Total Preferred Stocks				$2,446,944

	Strike Price	First Exercise
Warrants – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	409	$1,063,400

Money Market Funds (v) – 4.7%

MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			32,676,472	$32,676,472

Total Investments				$681,175,993

Other Assets, Less Liabilities – 1.7%				11,867,373

Net Assets – 100.0%				$693,043,366

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

12

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,827,720, representing 23.6% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/11/11	$1,966,404	$1,985,076
Aguila American Resources Ltd., 7.875%, 2018	1/24/11 - 1/25/11	927,369	930,475
Alfa Bank, 7.75%, 2021	4/19/11 - 4/20/11	1,720,311	1,734,635
Allison Transmission, Inc., 7.125%, 2019	4/27/11	300,000	303,750
AMC Entertainment, Inc., 9.75%, 2020	12/01/10 - 2/04/11	1,685,146	1,730,625
American Casinos, Inc., 7.5%, 2021	3/31/11	1,422,483	1,469,081
American Media, Inc., 13.5%, 2018	12/28/10	278,267	295,925
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,361,501	1,125,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.574%, 2038	12/20/05	1,136,457	147,739
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	9/21/04	899,466	28,206
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2018	6/19/08	2,830,910	2,087,706
BBVA Bancomer S.A. Texas, 6.5%, 2021	3/03/11	961,922	995,717
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	435,000	462,188
Building Materials Holding Corp., 6.75%, 2021	4/26/11	733,387	750,175
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015	3/29/11	233,679	233,994
CIT Group, Inc., 5.25%, 2014	3/23/11	2,160,000	2,212,162
CIT Group, Inc., 6.625%, 2018	3/23/11	1,965,000	2,110,732
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	4/01/11	693,684	697,125
CPI International Acquisition, Inc., 8%, 2018	2/03/11	510,000	512,550
Cequel Communications Holdings, 8.625%, 2017	1/13/11 - 1/21/11	1,373,756	1,421,063
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	295,000	319,338
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	715,000	741,813
Credit Acceptance Corp., 9.125%, 2017	2/28/11	725,200	744,081
Dematic S.A., 8.75%, 2016	4/19/11 - 4/20/11	1,427,352	1,439,963
Falcon Franchise Loan LLC, FRN, 3.947%, 2025	1/29/03	111,079	100,805
Ferrexpo Finance PLC, 7.875%, 2016	3/31/11	950,000	980,933
First Data Corp., 12.625%, 2021	4/21/11	802,041	800,263
Franshion Development Ltd., 6.75%, 2021	4/08/11	210,000	208,425
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11 - 2/14/11	1,240,527	1,271,871
Griffon Corp., 7.125%, 2018	3/14/11 - 4/28/11	1,696,298	1,720,175
Hillman Group, Inc., 10.875%, 2018	3/11/11	551,125	560,550
Hypermarcas S.A., 6.5%, 2021	4/14/11	194,449	199,980
Hyva Global B.V., 8.625%, 2016	3/17/11	711,000	731,567
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11 - 4/07/11	1,234,515	1,267,900
LBI Media, Inc., 8.5%, 2017	7/18/07	1,403,138	1,214,100
Local TV Finance LLC, 9.25%, 2015	11/03/07 - 2/16/11	3,113,852	3,138,371
Longfor Properties Co. Ltd., 9.5%, 2016	3/31/11	247,000	255,645
Masonite International Corp., 8.25%, 2021	4/08/11	730,000	745,969
Morgan Stanley Capital I, Inc., 1.39%, 2039	7/20/04	77,908	77,913
MPT Operating Partnership, 6.875%, 2021	4/19/11 - 4/29/11	1,031,600	1,030,125

13

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Value
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 -12/20/10	$731,507	$766,800
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 4/19/11	3,042,085	3,216,238
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11 - 4/19/11	728,976	735,420
Nortek, Inc., 8.5%, 2021	4/12/11	1,765,000	1,760,588
Odebrecht Finance Ltd., 6%, 2023	3/25/11	206,000	205,485
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	583,102	595,844
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04 - 1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Province of Neuquen, 7.875%, 2021	4/15/11	149,135	151,125
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	1,438,000	1,453,831
Realogy Corp., 11.5%, 2017	4/21/11 - 4/26/11	615,669	609,863
Republic of Croatia, 6.375%, 2021	3/16/11	266,292	275,647
Republic of Lithuania, 6.125%, 2021	3/02/11	108,010	114,400
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	196,352	198,495
Swift Services Holdings, Inc., 10%, 2018	12/15/10 - 1/04/11	2,330,066	2,491,325
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	1,100,109	1,158,300
Telenet Finance Luxembourg, 6.375%, 2020	4/26/11	1,440,220	1,451,527
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020	4/14/11 - 4/15/11	1,054,519	1,078,875
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	1,718,186	1,720,990
UCI International, Inc., 8.625%, 2019	1/11/11	440,000	467,500
Univision Communications, Inc., 6.875%, 2019	4/25/11	475,000	476,781
UPCB Finance III Ltd., 6.625%, 2020	2/07/11 - 4/21/11	2,305,259	2,277,381
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	2,789,331	2,834,125
Windstream Corp., 7.75%, 2021	4/14/11	723,584	771,975
Winsway Coking Coal Holdings Ltd., 8.5%, 2016	4/01/11	209,000	207,704
Yankee Holdings Corp., 10.25%, 2016	2/10/11	449,576	453,200
Yanlord Land Group Ltd., 10.625%, 2018	3/22/11	273,000	279,825

Total Restricted Securities			$64,537,994
% of Net Assets			9.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR          Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30. 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,550,013	$2,768,528	$1,217,528	$10,536,069
Non-U.S. Sovereign Debt	—	31,803,312	—	31,803,312
Corporate Bonds	—	485,450,830	—	485,450,830
Commercial Mortgage-Backed Securities	—	13,113,345	—	13,113,345
Asset-Backed Securities (including CDOs)	—	3,411,000	—	3,411,000
Foreign Bonds	—	100,582,683	—	100,582,683
Floating Rate Loans	—	3,602,282	—	3,602,282
Mutual Funds	32,676,472	—	—	32,676,472

Total Investments	$39,226,485	$640,731,980	$1,217,528	$681,175,993

Other Financial Instruments
Futures	$(124,927)	$—	$—	$(124,927)
Forward Foreign Currency Exchange Contracts	—	(163,232)	—	(163,232)

15

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/11 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/11	$0
Transfers into level 3	1,217,528
Balance as of 4/30/11	$1,217,528

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2011 is $1,217,528.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$681,461,379

Gross unrealized appreciation	$39,551,243
Gross unrealized depreciation	(39,836,629)

Net unrealized appreciation (depreciation)	$(285,386)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	382,407	7/12/11	$542,590	$565,280	$(22,690)
SELL	EUR	HSBC Bank	1,216,533	7/12/11	1,775,645	1,798,300	(22,655)
SELL	EUR	UBS AG	2,263,117	6/15/11 -7/12/11	3,227,722	3,345,609	(117,887)

							$(163,232)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	71	$8,600,984	June-2011	$(93,499)
U.S. Treasury Bond 30 yr (Short)	USD	13	1,590,875	June-2011	(31,428)

					$(124,927)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

16

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,564,492	61,983,714	(57,871,734)	32,676,472

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,124	$32,676,472

17

MFS® Municipal High Income Fund

QUARTERLY REPORT

April 30, 2011

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 0.3%
Chicago, IL O’ Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$5,568,195

General Obligations - General Purpose – 2.0%
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	$3,800,000	$3,840,166
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,355,781
State of California (Veterans), 5.05%, 2036	3,575,000	3,236,948
Texas Department of Transportation, 7%, 2012	50,104	50,490
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	25,539,712

		$34,023,097

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$1,965,000	$1,990,309
Guam Government, “A”, 7%, 2039	2,060,000	2,123,860
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,565,000	1,263,550

		$5,377,719

General Obligations - Schools – 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$593,877
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	556,411
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,024,153
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	1,374,252
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,129,706
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	728,751
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	651,559
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,349,464
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	987,242
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,148,379
Los Angeles, CA, Unified School District, “D”, 5%, 2034	560,000	537,236
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,475,000	385,993
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,445,590
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	763,043
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,266,547
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,291,460
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,354,614
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,222,230
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,135,051
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	446,532

		$20,392,090

Healthcare Revenue - Hospitals – 23.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,587,621
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,657,482

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$5,785,000	$4,348,469
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,315,196
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,229,025
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,335,826
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,593,045
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,404,826
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	533,076
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	242,682
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	3,741,713
Chemung County, NY, Industrial Developement Agency, (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	636,344
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6%, 2013	1,100,000	927,509
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	290,000	285,578
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,452,520
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,295,062
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	3,584,324
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	923,980
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	6,457,445
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,447,979
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	2,723,376
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,080,000	1,116,925
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,527,956
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	665,000	645,915
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	2,095,000	2,013,127
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,810,000	1,749,401
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,438,052
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	655,860
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	720,294
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,291,094
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,544,765
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,615,352
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,763,140
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	465,000	420,579

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	$1,985,000	$1,561,461
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,753,374
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,168,415
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,669,822
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	3,827,720
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,226,957
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,616,280
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,482,495
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,541,361
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	3,441,640
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,211,109
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	368,831
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	6,951,436
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,970,517
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,175,868
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	3,750,000	4,043,588
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,682,680
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,695,160
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	1,818,293
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,545,963
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,359,550
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	437,862
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	842,979
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	672,207
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	4,748,169
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	1,831,112
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,307,462
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	814,331
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,637,243
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,695,897
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	4,756,125
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	7,300,315

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$6,485,000	$5,671,197
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	339,234
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,236,084
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,898,640
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,105,964
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	1,678,500
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	903,166
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,162,040
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,390,516
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	3,690,000	3,065,320
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,175,000	4,373,186
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	500,930
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,100,000	1,091,288
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,440,000	1,472,486
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,453,746
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,543,835
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	749,899
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,124,446
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,793,056
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,727,444
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,338,218
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	4,858,853
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	860,000	834,389
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,418,921
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	174,488
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	685,000	703,235
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	467,087
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,001,504
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	7,759,280
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	3,999,480

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	$400,000	$371,956
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,239,131
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,684,547
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,026,987
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,405,000	1,389,924
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,137,173
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	683,191
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,044,416
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	2,879,386
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	932,401
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	2,175,000	2,032,016
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,573,853
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,057,070
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	5,220,000	5,028,687
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,860,086
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,910,000	2,485,751
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,301,080
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	4,942,974
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	7,890,215
Salida, CO, Hospital District Rev., 5.25%, 2036	6,040,000	4,952,136
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,330,887
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	3,937,476
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	482,391
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	803,985
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	798,625
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,345,335
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	806,460
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,346,700
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	802,298
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,464,523
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,311,394

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	$940,000	$842,578
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,104,908
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,624,174
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	755,000	756,148
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,765,110
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,199,846
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,056,183
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,108,593
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	994,747
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,162,823
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	5,250,988
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (d)	685,000	51,375
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	7,415,000	556,125
Tom Green County, TX, Health Facilities Development Corp., Hospital Rev. (Shannon Health System Project), 6.75%, 2021	3,150,000	3,187,706
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	2,816,675
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,268,793
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	607,050
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,905,871
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,745,000	2,076,702
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,155,560
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,801,380
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,553,658
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,680,320
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,084,987
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	4,733,097
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	888,800
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,760,000	3,301,919
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,240,000
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	708,428
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	1,295,000	1,345,026
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	3,205,000	3,138,336
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,109,623
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,304,630

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	$1,090,000	$1,078,435
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	5,691,000
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,500,754
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	995,000	1,000,154
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,200,000	1,033,920
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	186,255

		$406,033,923

Healthcare Revenue - Long Term Care – 11.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	$1,000,000	$908,060
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,317,364
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,654,865
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,710,000	3,837,284
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,238,041
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,312,067
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	524,470
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	602,192
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	2,775,931
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,449,868
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	584,920
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	240,000	252,492
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	455,750
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	885,000	771,428
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,128,963
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,211,001
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,393,680
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 2030	700,000	649,908
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 2040	1,150,000	1,069,857
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,195,888
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	849,300
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	934,957
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,160,520

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	$4,150,000	$3,610,500
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	893,869
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	436,109
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	6,875,946
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	321,672
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	484,248
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	861,951
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,390,844
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	465,290
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,321,531
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,683,760
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,232,925
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,856,530
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,135,009
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 7.75%, 2030	2,000,000	1,902,880
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	2,892,120
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2046	1,000,000	953,920
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	3,964,578
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,480,840
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,325,152
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,671,230
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,978,466
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,138,057
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,363,257
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)	1,057,000	476,496
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	2,066
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,555,000	3,707,687
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,063,989
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,125,000	2,040,574
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,358,162
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,550,283
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	595,058
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	1,902,071
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	886,712
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,394,928
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	1,620,851

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	$1,250,000	$1,347,375
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,775,000	1,540,931
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,264,656
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,010,306
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	753,980
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	188,961
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	676,083
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,001,092
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,740,000	4,864,707
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	370,000	324,797
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	765,000	665,512
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,127,742
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,005,160
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,108,569
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,546,175
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,190,614
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,352,550
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,061,240
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	429,462
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,303,733
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,177,388
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	705,126
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,004,736
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,391,063
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	298,004
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,110,823
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,601,441
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,212,552
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	390,777
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	420,184
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	912,364
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	827,424
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,176,473

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	$2,800,000	$1,840,132
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	776,540
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	6,945,120
Sterling, IL (Hoosier Care), 7.125%, 2034	1,245,000	1,080,822
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,138,185
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	493,267
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,795,000	1,423,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,257,772
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	6,498,428
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	1,940,000	1,933,850
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,443,196
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,229,702
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,153,995
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,392,515
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,869,960
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,001,268
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,158,800
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,033,827
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,795,000	3,625,895
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	481,057
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	1,925,151

		$203,812,889

Human Services – 0.9%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,084,500
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	646,250
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,343,094
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,111,225
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	2,922,181
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	55,000	54,990

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$2,850,000	$2,691,711
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	425,000	425,332
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,926,636
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,115,692
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	292,000	293,480
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	880,000	593,666

		$16,208,757

Industrial Revenue - Airlines – 5.1%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$2,265,000	$1,488,558
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	4,070,000	4,478,954
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,381,513
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	11,194,401
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,053,139
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	7,285,000	7,054,940
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,818,617
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	905,000	917,000
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	6,862,915
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	5,995,265
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	5,940,000	6,075,313
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	21,950,000	22,207,035
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	13,820,000	14,000,213
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	1,235,000	1,278,027

		$87,805,890

Industrial Revenue - Chemicals – 2.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$7,964,693
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,473,144
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	990,530
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,060,826
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	4,882,992
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,018,525
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,014,000
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,488,150
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	430,791
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,293,812

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Chemicals – continued
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$130,000	$122,712

		$33,740,175

Industrial Revenue - Environmental Services – 0.4%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,395,734
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	591,343
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,107,921
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,549,425

		$6,644,423

Industrial Revenue - Metals – 0.3%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	4,370,000	4,406,227

		$4,407,662

Industrial Revenue - Other – 1.7%
Baker, FL, Correctional Development Corp., First Mortgage Rev. (Detention Center Project), 7.5%, 2030 (a)	$1,560,000	$1,068,241
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,029,725
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	107,091	6,019
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	792,801	44,595
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,501,575
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	355,000	331,045
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,913,299
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,330,763
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,279,093
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,627,967
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,408,985
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,939,744
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	531,224
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,631,939
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,002,980
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)	1,605,000	1,301,157
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,131,440

		$29,079,791

Industrial Revenue - Paper – 1.8%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,203,576

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$4,010,000	$3,743,014
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,142,838
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,656,518
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,273,724
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,159,389
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,135,000	5,038,411
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,195,000	2,203,187
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,656,818
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	3,847,640
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,476,684
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,271,870
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	18,240
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	155,724

		$31,847,633

Miscellaneous Revenue - Entertainment & Tourism – 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,763,545
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,184,796
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	3,495,154
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,785,000	1,761,956
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	579,691
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	4,180,000	371,309
Harris County-Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	4,115,000	3,381,625
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	12
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	216,445
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	565,000	584,187
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	3,965,948
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,541,258
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,189,322
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	281,478
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement
Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,235,466

		$26,552,192

Miscellaneous Revenue - Other – 2.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$836,398

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	$830,000	$785,147
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,032,021
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	865,000	649,157
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,190,049
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	831,200
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,157,800
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,195,000	1,011,568
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	485,000	398,141
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,475,000	4,475,090
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	1,620,000	1,517,972
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,125,000	3,197,906
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,069,639
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	9,070,000	9,036,713
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	100,000	87,073
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,350,846
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	800,000	801,344
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	436,977
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	525,000	433,477
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	364,267
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,570,000	2,060,780

		$39,723,565

Multi-Family Housing Revenue – 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$584,111
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	914,543
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,297,387
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	3,850,000	2,231,422
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	5,378,455	5,002,017
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,281,700
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050 (z)	2,000,000	1,020,920
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,281,496

		$13,613,596

Port Revenue – 0.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$836,900
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,593,997
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,351,626

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – continued
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	$2,780,000	$2,669,801

		$7,452,324

Sales & Excise Tax Revenue – 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$8,490,000	$7,847,137
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	4,335,000	3,930,111
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	295,000	275,152
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	17,038,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,390,000	3,572,933
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,750,787
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,245,536
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,705,703
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	3,356,600

		$41,722,159

Single Family Housing - Local – 0.3%
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	$35,000	$12,603
Corpus Christi, TX, Housing Finance Corp., Capital Appreciation, “B”, 0%, 2011 (a)	1,005,000	5,819
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	95,000	100,215
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	325,000	203,808
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	245,000	258,835
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	65,000	50,216
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	470,000	482,535
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	235,000	246,952
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	110,000	111,551
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	465,000	478,015
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	400,000	414,028
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	470,000	489,467
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	835,000	856,835
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	265,000	272,068
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	415,000	430,762

		$4,413,709

Single Family Housing - State – 1.3%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$185,000	$186,626
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	2,000	2,013
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	225,000	236,732
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	320,000	335,114
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	295,000	316,635

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	$70,000	$73,198
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	25,000	25,694
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	665,000	677,515
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,180,000	1,258,529
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,000,000	1,032,200
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	45,000	46,449
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	170,000	175,330
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	155,000	160,842
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	155,000	163,551
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,800,000	1,875,762
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	50,000	50,331
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	25,000	25,124
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	720,000	747,770
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	260,000	263,819
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	13,565,000	12,785,419
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	30,000	30,449
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,135,000	2,085,617

		$22,554,719

Solid Waste Revenue – 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$666,075

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$860,634
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,280,140

		$4,140,774

State & Local Agencies – 1.6%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,022,950
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,390,951
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,500,805
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.992%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.733%, 2018 (p)	150,000	176,262
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	248,013
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	852,360
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,294,694
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	7,129,667
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,066,998
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	2,930,295
Harris County, TX, 5.8%, 2014	563,264	560,673
Harris County, TX, 5.625%, 2020	1,713,020	1,598,471

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$1,060,000	$1,080,893

		$27,903,032

Student Loan Revenue – 0.4%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,592,459
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,530,000	3,602,471
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	262,985

		$6,457,915

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$4,090,000	$4,208,406

Tax Assessment – 4.4%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,016,980
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,206,414
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,340,027
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)	635,000	107,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	335,000	277,025
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,745,000	1,120,081
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	605,000	435,158
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,309,199
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,287,023
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	1,930,000	1,414,806
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,522,780
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,645,000	2,157,130
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	610,000	606,712
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	632,466
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	450,000	418,527
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,635,000	1,316,077
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	752,844
Fishhawk Community Development District, FL, 7.04%, 2014	225,000	219,798
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,965,000	1,553,018
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,825,000	1,711,832
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	640,000	307,200
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (d)	2,862,000	1,202,040
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,595,000	1,226,507
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,220,121
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	932,618
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,300,000	2,890,932
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,825,000	1,504,968

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	$680,000	$630,428
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,381,702
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	1,360,000	435,200
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	783,889
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	715,000	687,644
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,492,743
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,171,710
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,780,000	2,986,276
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	1,062,000	974,226
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	2,917,361
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	643,190
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	840,000	716,470
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,205,000	686,850
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,455,000	2,029,622
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2011 (d)	2,625,000	787,500
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	643,856
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	455,000	307,434
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	3,215,000	626,925
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,550,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	565,000	412,450
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,695,000	2,153,009
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,740,000	1,410,079
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	860,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,450,000	623,500
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,548,139
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	2,187,016
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,035,000	1,219,067
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,498,814
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (d)	790,000	355,500
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	615,000	489,927
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,475,000	759,817

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	$1,615,000	$1,450,286

		$75,908,863

Tobacco – 6.4%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$5,905,000	$6,146,101
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	495,000	526,195
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	25,260,000	19,215,282
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	7,985,000	5,757,265
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,083,931
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	7,302,001
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,595,000	3,236,003
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,585,000	2,589,524
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	822,608
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,036,650
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	5,015,000	3,388,987
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,432,600
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	343,964
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	6,040,000	5,809,030
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	799,405
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,389,915
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,475,000	4,376,863
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,276,467
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,910,000	1,991,500
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	50,850
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	5,635,000	3,481,247
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	30,875,000	19,132,003
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	7,265,000	589,700
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	5,640,000	257,579
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	885,000	891,230
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,827,861

		$110,754,761

Toll Roads – 1.5%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$686,922
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	3,567,466
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,381,174
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	5,990,000	6,002,399
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,276,275
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	11,590,000	8,997,201
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	1,580,000	1,616,198

		$26,527,635

Transportation - Special Tax – 0.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$6,379,680

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 11.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	$1,305,000	$1,308,837
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	1,935,900
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	2,766,002
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	759,136
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,626,450
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,157,159
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,400,824
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	1,913,190
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,839,913
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	850,581
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,194,493
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,279,452
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,575,803
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	4,711,550
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	513,907
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	248,600
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,503,675
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,340,019
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,059,437
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	513,033
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,222,176
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	9,907,071
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,167,875
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,086,022
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	5,709,338
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,257,741
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,458,907
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	948,429
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	668,496
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	383,719
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,560,000	1,286,220
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,385,000	2,358,240
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	26,895,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,361,704
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,179,960
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,099,041

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	$4,315,000	$4,018,732
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,157,300
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,157,300
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	20,649,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,575,622
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,665,842
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	5,872,522
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,686,648
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	3,982,125
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,331,082
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,238,682
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,774,954
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	883,478
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,258,485
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,545,167
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,340,668
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,610,480
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	652,000
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,301,000

		$192,190,287

Universities - Dormitories – 1.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$5,497,143
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	1,880,409
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	1,945,799
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,609,305
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	1,876,181
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,365,000	4,314,191
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,260,681
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,775,000	2,209,289
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	711,813
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,008,095

		$22,312,906

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – 3.1%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,655,000	$4,997,097
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,550,000	1,576,211
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,615,374
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,320,313
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,451,681
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,575,000	2,232,963
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,490,000	4,551,210
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,654,486
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	4,386,929
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,278,090
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,362,748
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	407,205
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	551,348
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,398,232
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	458,890
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	448,615
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	2,966,731
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),”A”, 7.375%, 2041	2,500,000	2,538,300
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	3,698,407
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 2035	4,015,000	4,029,574
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,383,357
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	841,361
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	5,070,000	3,713,623

		$54,440,745

Utilities - Cogeneration – 0.1%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$185,000	$185,463
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,290,693
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	600,000	592,410

		$2,068,566

Utilities - Investor Owned – 3.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	$3,015,000	$951,021

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$270,000	$251,678
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,024,060
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	5,645,000	4,844,031
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,160,000	10,371,769
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,010,616
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	1,939,662
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	737,183
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,183,812
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	3,735,844
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,815,176
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,146,863
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,488,849
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,673,357
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,760,972
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,745,237
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,436,625
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,325,624
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,755

		$62,989,134

Utilities - Municipal Owned – 0.2%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$2,708,550
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	990,328

		$3,698,878

Utilities - Other – 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,245,050
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,203,564
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,092,879
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	4,129,400
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	4,520,644
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,936,400
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	5,626,545
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,240,000	5,945,705
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	1,974,660
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,055,701
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,122,138

		$38,852,686

Water & Sewer Utility Revenue – 1.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,257,367
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,210,977
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,138,868
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	6,992,517

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	$5,970,000	$5,938,598

		$21,538,327

Total Municipal Bonds		$1,702,013,178

Money Market Funds (v) – 4.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	83,688,900	$83,688,900

Total Investments		$1,785,702,078

Other Assets, Less Liabilities – (2.8)%		(48,992,754)

Net Assets – 100.0%		$1,736,709,324

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,092,297 representing 1.2% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,281,700
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050	11/02/05	2,000,000	1,020,920

Total Restricted Securities			$2,302,620
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,702,013,178	$—	$1,702,013,178
Mutual Funds	83,688,900	—	—	83,688,900

Total Investments	$83,688,900	$1,702,013,178	$—	$1,785,702,078

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,842,104,412

Gross unrealized appreciation	$39,345,795
Gross unrealized depreciation	(157,541,166)

Net unrealized appreciation (depreciation)	$(118,195,371)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/11 - continued

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,011,259	96,598,775	(34,921,134)	83,688,900

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,401	$83,688,900

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.